STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Warrants by exercise price		The warrants have exercise prices as set forth below: Number of Shares Exercise Price ---------------- -------------- 200,000 $0.25 200,000 $0.50 200,000 $1.00 200,000 $1.50
Schedule of Warrant fair value assumptions		The Company used the following assumptions to determine the fair value of warrant grant on December 17, 2012: Expected life 1 year Volatility 103% Risk-free interest rate 3.125% Dividend yield 0
Schedule of Warrant activity

A summary of warrant  activity  for the three  months  ended  March 31,  2013 is presented below:

                                                                        Weighted Average

                                                              --------------------------------------

                                             Shares Under                             Remaining

                                                Warrant         Exercise Price    Contractual Life

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2012                   7,500,000               $1.25               2.44

   Granted                                                 -                   -                  -

   Exercised                                               -                   -                  -

   Expired                                                 -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at March 31, 2013                      7,500,000               $1.25               2.23

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A summary of warrant activity for year ended December 31, 2012 and the period of

March 8, 2011 (Inception) through December 31, 2011 is presented below:

                                                                        Weighted Average

                                                              --------------------------------------

                                             Shares Under                           Remaining

                                                Warrant         Exercise Price    Contractual Life

                                           ------------------ ------------------- ------------------

Outstanding at March 8, 2011                               -                $  -                  -

    Granted                                        6,700,000                1.31               1.71

    Exercised                                              -                   -                  -

    Expired                                                -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2011                   6,700,000               $1.31               1.71

   Granted                                           800,000                0.75               4.96

   Exercised                                               -                   -                  -

   Expired                                                 -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2012                   7,500,000               $1.25               2.44

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